Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 10,574
2014	11,478
2015	12,420
2016	13,356
2017	14,314
2018 - 2022	84,914
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	1,557
2014	1,782
2015	1,940
2016	2,173
2017	2,394
2018 - 2022	$ 14,142